Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Summary of exposure to currency risk from monetary assets and liabilities denominated in foreign currencies

	As of December 31, 2021
USD’000	U.S.$	EUR	GBP	CNY
Trade receivables	$31,641	$6,517	$1,695	$690
Trade payable	2,918	1,379	219	378
Interest-bearing loans and borrowings	—	—	—	—

	As of December 31, 2020
USD’000	U.S.$	EUR	GBP	CNY
Trade receivables	$22,683	$3,722	$1,587	$30
Trade payable	2,740	305	219	—
Interest-bearing loans and borrowings	58,359	5,454	—	—

Summary of risk exposure in foreign currencies

As of December 31,
2021
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of U.S. Dollars)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$908
USD/SEK exchange rate - decrease 3%	(908)

As of December 31,
2020
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of U.S. Dollars)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$(1,016)
USD/SEK exchange rate - decrease 3%	1,016

Summary of analysis of the Company's financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments

The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments and considers the period remaining until their contractual maturity date as at December 31, 2021 and 2020:

		Less
		than	1 to 3	3 to 5	More than
As per December 31, 2021	Total	1 year	years	years	5 years
Loan facilities (Note 15.1)	$—	$—	$—	$—	$—
Lease liabilities (Note 15.1)	8,379	2,952	3,124	2,262	40
Advance invoiced customers (Note 15.2)	5,447	5,447	—	—	—
Accounts payable (Note 15.2)	8,668	8,668	—	—	—

		Less
		than	1 to 3	3 to 5	More than
As per December 31, 2020	Total	1 year	years	years	5 years
Loan facilities (Note 15.1)	$98,332	$—	$—	$98,332	$—
Lease liabilities (Note 15.1)	5,394	2,428	2,629	108	229
Advance invoiced customers (Note15.2)	7,367	7,367	—	—	—
Accounts payable (Note 15.2)	6,658	6,658	—	—	—